Note 20 - Key Management Personnel - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Statement Line Items [Line Items]
Short-term benefits provided to executives (a)	[1]	$ 1,453	$ 1,306
Directors’ fees paid to non-executive directors		251	161
Share-based payments		594	724
Total		$ 2,298	$ 2,191

[1]	Short-term employee benefits include salaries, bonuses payable within twelve months of the date of the consolidated statements of financial position, and other annual employee benefits.